VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES
Summary of information regarding consolidated VIEs

	June 30, 2023	December 31, 2023	December 31, 2023
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥37,661,118	¥23,902,252	$3,366,562
Restricted cash	731,545	3,904	550
Short-term investments	—	18,000,000	2,535,247
Notes receivable	3,742,390	12,532,717	1,765,196
Accounts receivable, net	27,453,415	30,813,885	4,340,045
Inventories, net	6,330,701	1,855,535	261,347
Other receivables, net	11,618,275	4,155,097	585,233
Loans to third parties	37,770,188	26,841,513	3,780,548
Purchase advances, net	1,592,761	1,996,413	281,189
Contract costs, net	49,572,685	32,373,824	4,559,758
Prepaid expenses	121,329	193,859	27,303
Operating lease right-of-use assets, net - current	—	879,288	123,845
Total current assets	176,594,407	153,548,287	21,626,823

Property and equipment, net	24,752,864	23,492,024	3,308,782
Long-term other receivables, net	3,640	—	—
Long-term loan to third parties	—	18,500,000	2,605,671
Operating lease right-of-use assets, net - non-current	2,654,900	1,219,978	171,830
Total Assets	¥204,005,811	¥196,760,289	$27,713,106

LIABILITIES
Short-term bank loans	¥12,451,481	¥12,336,285	$1,737,529
Accounts payable	10,791,721	12,062,861	1,699,018
Other payables	3,904,135	1,340,788	188,846
Other payable- related parties	1,356,915	2,162,184	304,537
Contract liabilities	2,748,361	4,888,749	688,566
Accrued payroll and employees’ welfare	1,048,061	1,077,495	151,762
Intercompany payables*	263,935,922	259,617,001	36,566,290
Taxes payable	1,163,237	1,265,868	178,294
Short-term borrowings - related parties	20,018,222	20,019,889	2,819,742
Operating lease liabilities - current	3,066,146	1,038,354	146,248
Total current liabilities	320,484,201	315,809,474	44,480,832

Operating lease liabilities - non-current	25,144	25,869	3,644
Total Liabilities	¥320,509,345	¥315,835,343	$44,484,476

*Intercompany payables are eliminated upon consolidation.